Lease (Details)	12 Months Ended
Dec. 31, 2023
Lease (Details) [Line Items]
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net
Minimum [Member]
Lease (Details) [Line Items]
Real estate leases	2 years
Maximum [Member]
Lease (Details) [Line Items]
Real estate leases	20 years